Employee benefits - Analysis of net period cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee benefits
Current service cost	$ 2,187	$ 6,518	$ 425
Interest cost on benefit obligation	1,109	692	127
Net period cost	$ 3,296	$ 7,210	$ 552